Description of Business and Summary of Significant Accounting Policies (Details 3) - USD ($) $ in Thousands				3 Months Ended
	Jul. 13, 2015	Jul. 12, 2012	Nov. 22, 2011	Jun. 30, 2015	Mar. 31, 2015
Business Acquisition [Line Items]
Business acquisition effective date				Jul. 12, 2012
Promissory note assumed		$ 500
Principal and accrued interest payments of promissory note in 2016				$ 167
Principal and accrued interest payments of promissory note in 2017				$ 166
Note receivable used as consideration for CollabRx acquisition			$ 300
Interest rate on promissory note (in hundredths)			10.00%
Promissory note maturity date				Nov. 15, 2014
Reserves for potential credit losses				$ 0	$ 0
Subsequent Event [Member]
Business Acquisition [Line Items]
Principal and accrued interest payments of promissory note in 2015	$ 208